   1


      As filed with the Securities and Exchange Commission on May 24, 1999


                                                      Registration No.  33-44964
                                        Investment Company Act File No. 811-6526

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                      -------------------------------------

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X /

          Pre-Effective Amendment No. __                              /   /


          Post-Effective Amendment No. 47                             / X /



                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       / X /


                              AMENDMENT NO. 49                        / X /



                        (Check appropriate box or boxes)

                               THE COVENTRY GROUP
               (Exact Name of Registrant as Specified in Charter)
                     3435 Stelzer Road, Columbus, Ohio 43219
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number: (614) 470-8000
                      -------------------------------------

                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                              Washington, DC 20006

                      -------------------------------------
                    (Name and Address of Agent for Services)
                                   Copies to:

                                 Walter B. Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

It is proposed that this filing will become effective (check appropriate box)


[ ]  Immediately upon filing pursuant      [ ]  on pursuant to paragraph (b), or
     to paragraph (b), or
[X]  60 days after filing pursuant         [ ]  on the 75th day after filing
     to paragraph (a), or                       pursuant to paragraph (a) of
                                                Rule 485

                              CROSS REFERENCE SHEET


     The enclosed materials contain the prospectus for the Willamette Value Fund and the SAI for the Willamette Value Fund as well as the Willamette Small Cap Growth Fund, separate investment series of the Coventry Group ("Group"). Information relating to the Group's other investment series, consisting of Brenton U.S. Government Money Market Fund; Brenton Intermediate U.S. Government Securities Fund; Brenton Value Equity Fund; The Shelby Fund; 1st Source Monogram Income Equity Fund; 1st Source Monogram Diversified Equity Fund; 1st Source Monogram Special Equity Fund; and 1st Source Monogram Income Fund is contained in previously filed Post-Effective Amendments.


Form N-1A Part A Item                                    Prospectus Caption

PART A: INFORMATION REQUIRED IN A PROSPECTUS
1.       Cover Page                                Cover Page
2.       Synopsis                                  Fee Table
3.       Condensed Financial Information           Financial Highlights
4.       General Description of Registrant         Investment Objective
                                                   and Policies; Investment Restrictions;
                                                   General Information - Description of the
                                                   Group and Its Shares
5.       Management of the Fund                    Management of the Group
5A.      Management's Discussion of Fund           Provided in Registrant's
         Performance                               Annual Report to Shareholders
6.       Capital Stock and Other Securities        How to Purchase and Redeem
                                                   Shares; Dividends and Taxes;
                                                   General Information -
                                                   Description of the Group and
                                                   Its Shares; General
                                                   Information - Miscellaneous
7.       Purchase of Securities Being Offered      Valuation of Shares; How to
                                                   Purchase and Redeem Shares
8.       Redemption or Repurchase                  How to Purchase and Redeem
                                                   Shares
9.       Pending Legal Proceedings                 Inapplicable

Form N-1A Part B Item                              Statement of Additional Information
10.      Cover Page                                Cover Page
11.      Table of Contents                         Table of Contents
12.      General Information and History           The Coventry Group;
                                                   Additional Information
13.      Investment Objectives and Policies        Investment Objectives and
                                                   Policies
14.      Management of the Fund                    Management of the Group -
                                                   Trustees and Officers
15.      Control Persons and Principal             Additional Information -
         Holders of Securities                     Description of Shares

16.      Investment Advisory and Other             Management of the Group
         Services
17.      Brokerage Allocation                      Management of the Group -
                                                   Portfolio Transactions
18.      Capital Stock and Other Securities        Additional Information -
                                                   Description of Shares
19.      Purchase, Redemption and Pricing of       Additional Purchase and
         Securities Being Offered                  Redemption Information
20.      Tax Status                                Additional Information -
                                                   Additional Tax Information
21.      Underwriters                              Management of the Group -
                                                   Distributor
22.      Calculation of Performance Data           Additional Information
23.      Financial Statements                      Financial Statements

                              The Willamette Funds

                              Willamette Value Fund



                                   Prospectus

                                  July 31, 1999

                         Willamette Asset Managers, Inc.

                               Investment Adviser




Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
                                -----------------

RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

SHAREHOLDER INFORMATION

FUND MANAGEMENT

CAPITAL STRUCTURE

FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY AND FUND EXPENSES
================================================================================

RISK/RETURN SUMMARY OF THE WILLAMETTE VALUE FUND

INVESTMENT OBJECTIVE                The Value Fund seeks above average total
                                    return through a combination of capital
                                    appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES     The Fund invests primarily in equity
                                    securities that have a record of paying
                                    dividends and that the Adviser believes are priced low relative to their earnings and/or comparable securities.

PRINCIPAL INVESTMENT RISKS          Because the value of the Fund's investments
                                    will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund may invest a portion of its assets in foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.

WHO MAY WANT TO INVEST?             Consider investing in the Fund if you are:
                                    o        INVESTING FOR A LONG-TERM GOAL SUCH
                                             AS RETIREMENT (FIVE YEAR INVESTMENT
                                             HORIZON)
                                    o        LOOKING TO ADD A GROWTH COMPONENT
                                             TO YOUR PORTFOLIO
                                    o        WILLING TO ACCEPT HIGHER RISKS OF
                                             INVESTING IN THE STOCK MARKET IN
                                             EXCHANGE FOR POTENTIALLY HIGHER
                                             LONG TERM RETURNS

                                    This Fund will not be appropriate for
                                    anyone:
                                    o        SEEKING MONTHLY INCOME
                                    o        PURSUING A SHORT-TERM GOAL OR
                                             INVESTING EMERGENCY RESERVES
                                    o        SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES

FUND PERFORMANCE
----------------

Because the Fund commenced operations only on May 26, 1998, it does not yet have a meaningful time period for comparing its performance against a broad measure of market performance.

FEES AND EXPENSES
-----------------

As an investor in the Value Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder
Transaction
Fees (fees
paid by you
directly)


Maximum sales
charge (load)             4.50%(1)
on purchases
--------------------------------------------------------

Maximum deferred
sales charge              None
(load)



Annual Fund
Operating
Expenses
(expenses paid
from
Fund assets)
--------------------------------------------------------

Management fee            1.00%
--------------------------------------------------------

Distribution and
Service (12b-1) fee       0.50%

--------------------------------------------------------

Other expenses            ____%
--------------------------------------------------------

Total Fund
Operating
expenses(2)               ____%
--------------------------------------------------------

Fee Waiver and/or
Expense
Reimbursement             ____%
--------------------------------------------------------

Net Expenses(2)/          ____%
--------------------------------------------------------

--------------------

1        Lower sales charges are available depending upon the amount invested.
         See "Distribution Arrangements."
2 The Adviser has entered into a contractual expense limitation agreement with the Fund to limit its Total Fund Operating Expenses to ___% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Operating Expenses for the Fund would have been ___%.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
   o $10,000 investment
   o 5% annual return
   o redemption at the end of each period
   o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

                       1     3       5     10
VALUE FUND           Year  Years   Years  Years
                      $--   $--     $--   $---

------------------------------------------------

------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

================================================================================
WILLAMETTE VALUE FUND

      Ticker Symbol:  WILVX

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

INVESTMENT OBJECTIVE

           The Fund's investment objective is to seek above average total return through a combination of capital appreciation and dividend income.

POLICIES AND STRATEGIES

           The Adviser uses a "value" investing strategy. Thus, under normal market conditions, the Fund will invest primarily in equity securities that have a record of paying dividends and that the Adviser believes are priced low relative to their earnings and/or comparable securities. The Fund will invest primarily in stock of U.S. issuers but it may also invest in stock of foreign issuers in the form of sponsored or unsponsored depositary receipts. The Fund has elected to be a "diversified investment company," which limits the amount it can invest in particular issuers. Subject to these limits, the Adviser normally expects to allocate about one-half of the Fund's total assets to the ten highest dividend-yielding stocks in the Dow Jones Industrial Average ("DJIA"). The other half of the Fund's total assets will normally be allocated to certain New York Stock Exchange ("NYSE") listed issuers that are not included in the DJIA. Stocks in this group will be selected by identifying the 400 largest capitalized NYSE stocks that are not included in the DJIA, removing the 50 highest dividend yielding stocks from that group and purchasing the next 25 highest dividend yielding stocks. Each such portion of the Fund's portfolio will be rebalanced annually, using the same criteria. In the event of bankruptcy, pending bankruptcy, a dividend cut, or other major significant event affecting a portfolio security, the Adviser may, but is not required to, replace the security with the next highest dividend paying stock. The portions allocated to either category of security may be reduced to the extent needed to maintain some portion of the Fund's total assets in cash or cash equivalents to satisfy redemption requests, to pay Fund expenses and for other contingencies. However, under normal market conditions, at least 65% of the Fund's assets, and normally more substantial portions, will be invested in these two categories of DJIA and NYSE securities. Under abnormal market conditions, the Fund may invest without limit in money market instruments and debt securities rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P"), or deemed by the Adviser to be of comparable quality, including debt instruments of certain non-U.S. banks and other non-U.S. issuers. If the quality of an instrument fails below this quality, the Fund will sell the instrument unless the Adviser determines that a sale is not in the Fund's best interest.

The Fund may additionally invest in put and call options, futures contracts and options on futures contracts, and restricted or illiquid securities. It may also lend its portfolio securities and may invest in securities of other investment companies, which results in some duplication of expenses for Fund shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND
----------------------------------------

           An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

           Equity Risk: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. The fact that the Adviser follows a specific discipline can provide no assurance against a decline in the value of the Fund's shares.

           Market Risk: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

           Foreign Securities: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs.

           Depositary Receipts: The Fund's investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of the receipts

           The Fund's fixed income investments are particularly subject to:

           Interest Rate Risk: The value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

           Credit Risk: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

           Hedging Risks: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

           Loans of Portfolio Securities: Although the Fund's loans of portfolio securities will be fully collateralized and marked to market throughout the period of the loan, the Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

           Year 2000 Risk: Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser, and the Fund's other service providers do not properly process and calculate date related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Fund invests where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

           The Fund has been advised that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as taking inventory of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Fund's Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

           In the event that any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

           While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Fund. The Fund and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Fund's service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

SHAREHOLDER INFORMATION
-----------------------

PRICING OF FUND SHARES
----------------------


HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                        NAV =

                              TOTAL ASSETS - LIABILITIES
                              --------------------------
                                   Number of Shares
                                     Outstanding

You can find the Fund's NAV daily in The Wall Street Journal and other newspapers.



Per share net asset value (NAV) for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

       ACCOUNT TYPE           MINIMUM            MINIMUM
                         INITIAL INVESTMENT     SUBSEQUENT
     Regular
     (non-retirement)          $1,000             $ 100

     Retirement                $  250             $ ___

     Automatic
     Investment Plan           $  250             $  25


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT
------------------------------------------------

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2. Make check, bank draft or money order payable to "Willamette Value Fund."
3. Mail to: The Willamette Funds, P.O. Box 182301, Columbus, OH 43218-2301

Subsequent:
1. Use the investment slip attached to your account statement.
   Or, if unavailable,
2. Include the following information on a piece of paper:
   o Fund name
   o Amount invested
   o Account name
   o Account number
   Include your account number on your check.

3. Mail to: The Willamette Funds, P.O. Box 182301, Columbus, OH 43218-2301

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.
3.  Send to:  The Willamette Funds,
              Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

Prior to wiring funds and in order to ensure that wire orders are invested promptly, investors must call the Fund at (877) 945-3863 to obtain instructions regarding the bank account number to which the funds should be wired and other pertinent information.

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:
   o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:
   o Your bank name, address and account number
   o Your checking or savings account number
   o The amount you wish to invest automatically (minimum $25)
   o How often you want to invest (every month, twice a month, 4 times a year or once a year)
   o Attach a voided personal check or savings deposit slip.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically dividends and reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

--------------------------------------------------------------------------------

SELLING YOUR SHARES
-------------------


You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.


-----------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR
FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
-----------------------------------------------------------------------


                         INSTRUCTIONS FOR SELLING SHARES

By telephone                1. Call (877) 945-3863 with instructions as to
(unless you have            how you wish to receive your funds (mail, check
declined telephone sales    or wire).
privileges)                 Note:  IRA redemptions must be requested by mail.
--------------------------------------------------------------------------------
By mail                     1. Call (877) 945-3863 to request redemption
                            forms or write a letter of instruction indicating:
                            o your Fund and account number
                            o amount you wish to redeem
                            o address where your check should be sent
                            o account owner(s) signature
                            2. Mail to:
                            THE WILLAMETTE FUNDS
                            P.O. Box 182301
                            Columbus, OH 43218-2301
--------------------------------------------------------------------------------
Wire transfer               Call (877) 945-3863 to request a wire transfer.
You must indicate this
option on your              If you call by 4 p.m. Eastern time, your
application.                payment will normally be wired to your bank on
                            the next business day.
The Fund may charge a
wire transfer fee.
Note: Your financial
institution may also
charge a separate fee.


AUTOMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly, quarterly or annual basis. The minimum withdrawal is $100. To activate this feature:
o Make sure you've checked the appropriate box on the Account Application. Or call (877) 945-3863.
o  [ANY MINIMUM BALANCE REQUIRED TO START THIS PROGRAM?]
o  Include a voided personal check.

o If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing in the following situations:
1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee which include each of the following.
    o [REDEMPTIONS OVER $10,000]
    o Your account registration or the name(s) in your account has changed within the last 10 business days
    o The check is not being mailed to the address on your account
    o The check is not being made payable to the owner of the account
    o The redemption proceeds are being transferred to another Fund account with a different registration.

      A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 10 BUSINESS DAYS OF INITIAL INVESTMENT When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check or wire transfer.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND
The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sales Charge (Load)         Front-end sales charge (not applicable to the Money
                            Market Fund); reduced sales charges available.
--------------------------------------------------------------------------------
Distribution and Service    Subject to annual distribution and shareholder
(12b-1) Fee                 servicing fees of up to .50% of the Fund's total
                            assets.
--------------------------------------------------------------------------------

CALCULATION OF SALES CHARGES

Shares of the Fund are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates for the Fund are as follows:

                                SALES CHARGE      SALES CHARGE
                                  AS A % OF        AS A % OF
     YOUR INVESTMENT           OFFERING PRICE   YOUR INVESTMENT
-----------------------------------------------------------------
Up to $99,999                       4.50%            4.71%
-----------------------------------------------------------------
$100,000 up to $249,999             3.75%            3.90%
-----------------------------------------------------------------
$250,000 up to $499,999             2.50%            2.56%
-----------------------------------------------------------------
$500,000 up to $749,999             2.00%            2.04%
-----------------------------------------------------------------
$750,000 up to $999,999             1.00%            1.01%
-----------------------------------------------------------------
$1,000,000 and above*               0.00%            0.00%
-----------------------------------------------------------------

* In the case of investments of $1 million or more, a 0.25% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

SALES CHARGE REDUCTIONS
Reduced sales charges are available to shareholders with investments of $100,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

o Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

o Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

o Combination Privilege. Combine accounts of multiple funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

SALES CHARGE WAIVERS

The following qualify for waivers of front end sales charges:

(1) accounts owned by Trustees of the Company, officers, directors, employees and retired employees of (a) the Adviser and its affiliates and (b) The BISYS Group, Inc. and its affiliates, and spouses and children under the age of 21 of each of the foregoing;

(2) accounts owned by employees (and their spouses and children under the age of 21) of any broker-dealer with whom the Distributor enters into a dealer agreement to sell Shares of the Funds;

For items listed above, shareholders must notify the Distributor that they are entitled to a waiver of the sales charge. The waiver will be granted subject to confirmation of the investor's situation.

The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Fund.

DISTRIBUTION AND SERVICE (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .25% for distribution.

Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.


EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in the Fund for shares of another Willamette Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to The Willamette Funds, P.O. Box 182301, Columbus, OH 43218-2301or by calling (877) 945-3863. Please provide the following information:
   o Your name and telephone number
   o The exact name on your account and account number
   o Taxpayer identification number (usually your Social Security number)
   o Dollar value or number of shares to be exchanged
   o The name of the Fund from which the exchange is to be made
   o The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

To prevent disruption in the management of the Fund, due to market timing strategies, exchange activity may be limited to 4 exchanges within a calendar year.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.


INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

      An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

      All IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to an IRA must distinguish the type and year of the contribution.

      For more information on an IRA call the Fund at (877) 945-3863. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends are usually paid quarterly. Capital gains for the Fund are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

Dividends are taxable as ordinary income. If the Fund designates a distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

Some dividends are taxable in the calendar year in which they are declared, even though your account statement may reflect them as being distributed in the following year.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

An exchange of Fund shares is considered a sale, and any related gains may be subject to applicable taxes.

Foreign shareholders may be subject to special withholding requirements. There is a tax penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

FUND MANAGEMENT
---------------

THE INVESTMENT ADVISER

Willamette Asset Managers, Inc., 220 NW 2nd Avenue, Suite 950, Portland, Oregon 9720, is the investment adviser for the Fund. The Adviser is an affiliate of Phillips & Company Securities Inc. ("Phillips"), and Willamette Securities, Inc., each, a registered broker-dealer.

PORTFOLIO MANAGER

James Todd Smith serves as portfolio manager for the Fund and is primarily responsible for the day-to-day management of the Fund's portfolios. Mr. Smith has served as Compliance Officer of Phillips since 1995, Chief Financial Officer of Phillips since 1997 and has over 14 years of investment experience.

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.

The Statement of Additional Information has more detailed information about the Fund's service providers.

CAPITAL STRUCTURE
-----------------

The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.


FINANCIAL HIGHLIGHTS
--------------------

[TO BE PROVIDED].

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

-------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                             THE WILLAMETTE FUNDS
                               P.O. BOX 182301
                          COLUMBUS, OHIO 43218-2301
                          TELEPHONE: (877) 945-3863

-------------------------------------------------------------------------------

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
         o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
         o Free from the Commission's Website at http://www.sec.gov.






Investment Company Act file no. 811-6526.

   35

                              WILLAMETTE VALUE FUND

                        WILLAMETTE SMALL CAP GROWTH FUND

                            Investment Portfolios of

                               The Coventry Group



                       Statement of Additional Information

                                __________, 1999


     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectuses for the Willamette Value Fund and Willamette Small Cap Growth Fund ("Funds") dated ____________ and April 1, 1999, respectively ("Prospectuses"). Each Fund is a separate investment portfolio of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free
(800) 713-4276.


     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective.

   36

                               TABLE OF CONTENTS
                               -----------------
                                                                    Page
                                                                    ----
THE COVENTRY GROUP  . . . . . . . . . . . . . . . . . . . . . . .     1
INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . .     1
         Additional Information on Portfolio Instruments  . . . .     1
         Investment Restrictions  . . . . . . . . . . . . . . . .    15
         Portfolio Turnover . . . . . . . . . . . . . . . . . . .    17
NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . .    17
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . .    19
         Matters Affecting Redemption . . . . . . . . . . . . . .    19
MANAGEMENT OF THE GROUP . . . . . . . . . . . . . . . . . . . . .    20
         Trustees and Officers  . . . . . . . . . . . . . . . . .    20
         Investment Adviser and Sub-Adviser . . . . . . . . . . .    24
         Portfolio Transactions . . . . . . . . . . . . . . . . .    26
         Banking Laws . . . . . . . . . . . . . . . . . . . . . .    28
         Administrator  . . . . . . . . . . . . . . . . . . . . .    28
         Distributor  . . . . . . . . . . . . . . . . . . . . . .    32
         Custodian  . . . . . . . . . . . . . . . . . . . . . . .    35
         Transfer Agency and Fund Accounting Services . . . . . .    36
         Independent Auditors . . . . . . . . . . . . . . . . . .    37
         Legal Counsel  . . . . . . . . . . . . . . . . . . . . .    37
ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . .    37
         Description of Shares  . . . . . . . . . . . . . . . . .    37
         Vote of a Majority of the Outstanding Shares . . . . . .    38
         Additional Tax Information . . . . . . . . . . . . . . .    38
         Yields and Total Returns . . . . . . . . . . . . . . . .    48
         Performance Comparisons  . . . . . . . . . . . . . . . .    51
         Principal Shareholders . . . . . . . . . . . . . . . . .    52
         Miscellaneous  . . . . . . . . . . . . . . . . . . . . .    52
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . .    53
APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   A-1

   37
                      STATEMENT OF ADDITIONAL INFORMATION


                               THE COVENTRY GROUP


     The Coventry Group (the "Group") is an open-end management investment company which issues its Shares in separate series. Each series of Shares relates to a separate portfolio of assets. This Statement of Additional Information deals with the portfolios called Willamette Value Fund ("Value Fund") and Willamette Small Cap Growth Fund ("Growth Fund") (collectively, "Funds"). Willamette Asset Managers, Inc. ("Adviser") serves as investment adviser to both Funds. The Bank of New York ("Sub-Adviser") manages the assets of Growth Fund. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses of the Funds. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of the Funds should be made without first reading the Prospectuses.


                        INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

     The following policies supplement the investment objective and policies of the Funds as set forth in the Prospectuses.

     BANK OBLIGATIONS. Each Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, provided that (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund.


     Value Fund may invest only in Bank Instruments that are either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). In addition to domestic instruments such as bankers' acceptances and certificates of deposit, Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").


     COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

     A Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"). A Fund may also invest in commercial paper that is not rated but is determined by the Adviser or Sub-Adviser under guidelines established by the Group's Board of Trustees, to be of comparable quality.

   38

     VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The Adviser or Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

     VARIABLE AND FLOATING RATE NOTES. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser or Sub-Adviser under guidelines approved by the Group's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser or Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, a Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

     U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser or Sub-Adviser believes that the credit risk with respect thereto is minimal.

     FOREIGN INVESTMENTS. The Funds may invest in certain obligations or securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), other similar depositary receipts, Yankee Obligations, and U.S. dollar

   39

denominated securities issued by foreign branches of U.S. and foreign banks. These investments may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

     Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Funds to currency fluctuation risks.


  DEPOSITARY RECEIPTS. A Fund's investments may include securities of foreign issuers in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). ADRs are depositary receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign

   7

corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.


     FUTURES CONTRACTS. As discussed in the Prospectus, each Fund may invest in futures contracts and options thereon (stock index futures contracts or interest rate futures or options) to hedge or manage risks associated with the Fund's securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contract, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

     Successful use of futures by a Fund is also subject to the Adviser's or Sub-Adviser's ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser or Sub-Adviser may still not result in a successful hedging transaction over a short time frame.

     The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government

   40

intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     A stock index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock in the index is contemplated.

     The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. A Fund will not purchase or sell futures contracts (or related options thereon) if, immediately after the transaction, the aggregate initial margin deposits and premiums paid by the Fund on its open futures and options positions that do not constitute bona fide hedging transactions, as defined by applicable rules, exceed 5% of the liquidation value of the Fund after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered.


     CALL OPTIONS. Each Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the Adviser or Sub-Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the particular Fund.

     A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. A Fund will write only covered call options and will normally not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options would exceed 15% of the market value of its net assets.

     Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Funds' Custodian.

     The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the

   41

underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser or Sub-Advisr, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

     Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

     A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.


  RESTRICTED AND ILLIQUID SECURITIES. Restricted securities are subject to restrictions on resale under federal securities law. Under criteria established by the FundS' Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, each Fund will limit their purchase, together with other illiquid securities including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

   41


     Restricted securities in which a Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Funds are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.


     SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in securities issued by the other investment companies. Each Fund currently intends to limit its investments in accordance with applicable law. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by a Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same investment adviser. As a shareholder of another investment company, a Fund

   42

would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.


     REPURCHASE AGREEMENTS. Securities held by a Fund may be subject to repurchase agreements. These transactions permit a Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions which the Adviser or Sub-Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of the Funds' securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders' and custodial fees in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of the Adviser, the Sub-Adviser, the Administrator or the Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

  AFFILIATED TRANSACTIONS. The Funds are authorized to execute portfolio transactions through, and to pay commissions to, Phillips & Company Securities, Inc. ("Phillips"), a broker-dealer affiliated with the Adviser, and to purchase securities in underwritings in which Phillips is a member of the underwriting syndicate. A Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Adviser, the Distributor or their affiliates.

   43

Investment Restrictions
-----------------------

     The following are fundamental investment restrictions of each Fund. Each Fund has elected to qualify as a diversified series of the Trust. Additionally, neither Fund may:

     borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;
     engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

     purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

     purchase physical commodities or contracts relating to physical commodities;

     make loans to other persons, except (i) loans of portfolio securities, and
(ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

Portfolio Turnover
------------------

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. The turnover rate for each Fund is not expected to exceed 75%.

                                 NET ASSET VALUE

     As indicated in the Prospectus, the net asset value of Shares of each Fund is determined and the Shares are priced as of the Valuation Time on each Business Day of the Company. A "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day except days on which there are not sufficient changes in the value of a Fund's portfolio securities that the Fund's net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on New

   44

Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Portfolio equity securities for which market quotations are readily available are valued based upon their last sales prices in their principal market. Lacking any sales, these securities are valued at the mean between the most recent bid and asked quotations. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other debt securities are generally valued by pricing agents based on valuations supplied by broker-dealers or calculated by electronic methods. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the best judgment of the Adviser or Sub-Adviser under the supervision of the Group's Board of Trustees.

     Among the factors that will be considered, if they apply, in valuing portfolio securities held by a Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     As noted, the Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser or Sub-Adviser from time to time.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Matters Affecting Redemption
----------------------------

     Fund Shares are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor") and BISYS Fund Services has agreed to use appropriate efforts to solicit all purchase orders.
     The Group may suspend the right of redemption or postpone the date of payment for Shares with respect to a Fund during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than

   45

customary weekend and holiday closings, (c) the Commission has by order permitted such suspension for the protection of security holders of the Group or a Fund, or (d) the Commission has determined that an emergency exists as a result of which (i) disposal by the Group or a Fund of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group or a Fund to determine the fair value of its net assets.

     The Group may redeem Shares of a Fund involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. See "HOW TO PURCHASE AND REDEEM SHARES" in the Prospectus.

                             MANAGEMENT OF THE GROUP

Trustees and Officers
---------------------

     Overall responsibility for management of the Group rests with its Board of Trustees, which is elected by the Shareholders of the Group. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.
     The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are as follows:

                                            Position(s)
                                            Held With                         Principal Occupation
 Name, Address and Age                      the Group                         During Past 5 Years
 ---------------------                      -----------                       -------------------
 Walter B. Grimm*                           Chairman, President and           From June 1992 to present,
 3435 Stelzer Road                          Trustee                           employee of BISYS Fund Services,
 Columbus, Ohio  43219                                                        from 1987 to June 1992, President
 Age:  52                                                                     of Leigh Investments (investment
                                                                              firm).

 Maurice G. Stark                           Trustee                           Retired.  Until December 31,
 505 King Avenue                                                              1994, Vice President-Finance and
 Columbus, Ohio 43201                                                         Treasurer, Battelle Memorial
 Age:  62                                                                     Institute (scientific research
                                                                              and development service
                                                                              corporation).

 Michael M. Van Buskirk                     Trustee                           From June 1991 to present,
 37 West Broad Street                                                         Executive Vice President of The
 Suite 1001                                                                   Ohio Bankers' Association (trade
 Columbus, Ohio 43215                                                         association); from September 1987
 Age:  50                                                                     to June 1991, Vice President -
                                                                              Communications, TRW Information
                                                                              Systems Group (electronic and
                                                                              space engineering).

   46


                                            Position(s)
                                            Held With                         Principal Occupation
 Name, Address and Age                      the Group                         During Past 5 Years
 ---------------------                      -----------                       -------------------
 John H. Ferring IV                         Trustee                           From 1979 to present,
 105 Bolte Lane                                                               President and owner of Plaze, Inc.,
 St. Clair, Missouri 63077                                                    St. Clair, Missouri
 Age:  45


 J. David Huber                             Vice President                    From June, 1987 to present,
 3435 Stelzer Road                                                            employee of BISYS Fund Services.
 Columbus, Ohio 43219
 Age:  51

 Jennifer J. Brooks                         Vice President                    From October, 1988 to present,
 3435 Stelzer Road                                                            employee of BISYS Fund Services.
 Columbus, Ohio  43219
 Age:  32

 Paul Kane                                  Treasurer                         From December 1997 to present, employee
 3435 Stelzer Road                                                            of BISYS Fund Services; from March 1985 to
 Columbus, Ohio 43219                                                         December 1997, Director of Shareholder
 Age:  41                                                                     Reporting for Fidelity Investments.

 George L. Stevens                          Secretary                         From September 1996 to present,
 3435 Stelzer Road                                                            employee of BISYS Fund Services;
 Columbus, Ohio 43219                                                         from September 1995 to September
 Age:  47                                                                     1996, Independent Consultant;
                                                                              from September 1989 to September
                                                                              1995, Senior Vice President, AmSouth
                                                                              Bank, N.A.

   47

                                            Position(s)
                                            Held With                         Principal Occupation
 Name, Address and Age                      the Group                         During Past 5 Years
 ---------------------                      -----------                       -------------------
 Alaina V. Metz                             Assistant Secretary               From 1995 to present, employee of
 3435 Stelzer Road                                                            BISYS Fund Services; from May
 Columbus, Ohio 43219                                                         1989 to June 1995, employee of
 Age:  30                                                                     Alliance Capital Management.

----------------------------

     *Mr. Grimm is considered to be an "interested person" of the Group as defined in the 1940 Act.

     As of the date of this Statement of Additional Information, the Group's officers and Trustees, as a group, own less than 1% of either Fund's outstanding Shares.


     The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS FS receives fees from the Funds for acting as Administrator and may receive fees pursuant to the Distribution and Shareholder Services Plan and the Administrative Services Plan. BISYS Fund Services Ohio, Inc. receives fees from the Funds for acting as transfer agent and for providing certain fund accounting services. Messrs. Huber, Kane, Stevens, Grimm, Ms. Metz and Ms. Brooks are employees of BISYS.

     Trustees of the Group not affiliated with BISYS Fund Services receive from the Group an annual fee of $1,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS Fund Services do not receive compensation from the Group.


Investment Adviser and Sub-Adviser
----------------------------------


     Investment advisory services for the Funds are provided by Willamette Asset Managers, Inc., 220 NW 2nd Avenue, Suite 950, Portland, Oregon 97209. Pursuant to an Investment Advisory Agreement dated as of May 22, 1998 (the "Value Agreement"), the Adviser has agreed to provide investment advisory services to Value Fund as described in the Prospectus of Value Fund. For the services provided pursuant to the Value Agreement, Value Fund pays the Adviser a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of Value Fund's average daily net assets, of 1.00%. The Adviser may periodically waive all or a portion of its advisory fee to increase the net income of Value Fund available for distribution as dividends.

     The Adviser provides general management supervision to Growth Fund pursuant to an Investment Advisory Agreement dated as of April 1, 1999 ("Growth Agreement"). For services provided under the Growth Agreement, Growth Fund pays the Adviser a fee computed daily and paid monthly at an annual rate, as calculated a percentage of Growth Fund's average daily net assets, of 1.20%. Out of its fees from Growth Fund, the Adviser pays the fee of the Sub-Adviser.

     Unless sooner terminated, the Value Agreement and the Growth Agreement will continue in effect until May 22, 2000 and March 31, 2001, respectively, and

   48

from year to year thereafter, if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the applicable Fund (as defined under "INVESTMENT RESTRICTIONS" in the Prospectuses), and a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act of any party to the Agreement by votes cast in person at a meeting called for such purpose. Each Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of Value Fund, or by the Adviser. Each Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

     Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the applicable Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

     The Bank of New York, 48 Wall Street, New York, New York 10286, provides portfolio management services, as Sub-Adviser, to Growth Fund pursuant to a Sub-Investment Advisory Agreement with the Group and the Adviser, dated as of April 1, 1999. For its services to Growth Fund, the Adviser pays the Sub-Adviser a fee computed daily and paid monthly at an annual rate calculated as a percentage of Growth Fund's average daily net assets, of 0.45%. The Sub-Investment Advisory AGreement will continue in effect, unless sooner terminated, until March 31, 2001, and has provisions for continuation and termination similar to those of the Investment Advisory Agreements. The Sub-Investment Advisory Agreement may also be terminated by the Adviser.

The Value Agreement was approved by both the Trustees and the independent Trustees at a meeting held February 28, 1998. The Growth Agreement and the Sub-Investment Advisory Agreement were so approved at a meeting held November 13, 1998.

Portfolio Transactions
----------------------

     Pursuant to the Investment Advisory Agreements and the Sub-Investment Advisory Agreement, the Adviser and Sub-Adviser determine, subject to the general supervision of the Board of Trustees of the Group and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute the Funds' portfolio transactions. Certain purchases and sales of portfolio securities with respect to the Funds are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser and Sub-Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

   49

     Investment decisions for the Funds are made independently from those for other accounts managed by the Adviser and the Sub-Adviser. Any such account may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser or Sub-Adviser believes to be equitable to the applicable Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other accounts in order to obtain best execution.


Administrator
-------------

     BISYS serves as administrator ("Administrator") to the Funds pursuant to a Management and Administration Agreement dated May 22, 1998 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser and Sub-Adviser under the Investment Advisory Agreement and Sub-Investment Advisory Agreement, the Custodian under the Custodian Agreement and by BISYS Fund Services Ohio under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

     Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' Custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Funds with the Funds' preparation of their Annual and Semi-Annual Reports to Shareholders and their Registration Statement; compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by the Adviser, under the Investment Advisory Agreements, by the Sub-Adviser under the Sub-Advisory Agreement, by the Custodian under the Custodian Agreement or by BISYS Fund Services Ohio, Inc. under the Transfer Agency Agreement or Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

     The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to the lesser of (1) a fee calculated daily and paid periodically, at the annual rate equal to 0.13% of the first $250 million, 0.115% of the next $250 million, 0.095% of the next $250 million, and 0.08% over $750 million of each

   50

Fund's average daily net assets or (2) such other fee as may be agreed upon in writing by the Group and the Administrator. The Administrator may periodically waive all or a portion of its fee with respect to each Fund in order to increase the net income of the Fund available for distribution as dividends.

     Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until May 31, 2001. The Administration Agreement thereafter shall be renewed automatically for successive three-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Distributor
-----------

     BISYS Fund Services L.P. serves as distributor to the Funds pursuant to the Distribution Agreement dated May 22, 1998, (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect with respect to a Fund until May 31, 2000, if such continuance is approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of any assignment, as defined in the 1940 Act.

     In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Distribution Agreement with the Group, but may receive compensation from each Fund under the Service and Distribution Plan described below.

     As described in the Prospectus, the Group has adopted a Service and Distribution Plan for each Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to pay the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Participating Organizations") for providing administration, distribution or shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into with the Distributor. The Plan authorizes each Fund to make payments to the Distributor in an amount not to exceed, on an annual basis, 0.50% of the Fund's average daily net assets. Each Fund is authorized to pay a Shareholder Service Fee of up to 0.25% of its average daily net assets. As

   51

required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees") at meetings held on February 19, 1998 (Value Fund) and November 13, 1998 (Growth Fund). The Plan may be terminated with respect to a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the Fund. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to a Fund requires approval by that Fund's Shareholders. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or, with respect to a Fund, by vote of a majority of the outstanding Shares of that Fund. The Plan will continue in effect with respect to a Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition, for each Fund, the Trustees, in approving the Plan, must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its Shareholders.

     The Board of Trustees of the Group believes that the Plan is in the best interests of each Fund since it encourages Fund growth. As the Fund grows in size, certain expenses, and, therefore, total expenses per Share, may be reduced and overall performance per Share may be improved.

Custodian
---------

     Union Bank of California, 475 Sansome Street, San Francisco, California 94111, serves as the Funds' custodian.

Transfer Agency and Fund Accounting Services
--------------------------------------------

     BISYS Fund Services, Inc. serves as Transfer Agent and Dividend Disbursing Agent ("BISYS Fund Services Ohio" or the "Transfer Agent") for the Funds, pursuant to the Transfer Agency Agreement dated May 22, 1998. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with the Funds' Shareholders of record: maintenance of shareholder records for each of the Funds' Shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based, in part, on the number of shareholders of record.

     In addition, BISYS Fund Services Ohio, Inc. provides certain fund accounting services to the Funds pursuant to the Fund Accounting Agreement dated

   52

May 22, 1998. BISYS Fund Services Ohio receives a fee from each Fund for such services in an amount computed daily and paid periodically at an annual rate of three one-hundredths of one percent (.03%) of the Fund's average daily net assets. Under such Agreement, BISYS Fund Services Ohio maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Custodian, affirmation to the Custodian of all portfolio trades and cash settlements, verification and reconciliation with the Custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

Independent Auditors
--------------------

     Ernst & Young LLP, 10 West Broad Street, Suite 2300, Columbus, Ohio 43215, has been selected as independent auditors for the Funds for the fiscal year ended March 31, 1999. William R. Wasco will perform an annual audit of each Fund's financial statements and provide other services related to filings with respect to securities regulations. Reports of their activities will be provided to the Group's Board of Trustees.

Legal Counsel
-------------

     Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

Description of Shares
---------------------

     The Group is a Massachusetts business trust, organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are Shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of Shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of Shares.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of

   53

Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, Shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding Shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Group voting without regard to individual funds. Rule 18f-3 under the 1940 Act provides that Shareholders of each class shall have exclusive voting rights on matters submitted to Shareholders relating solely to distribution and shareholder service arrangements.

     Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

Vote of a Majority of the Outstanding Shares
--------------------------------------------

     As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of a Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund.

Additional Tax Information
--------------------------

     TAXATION OF THE FUND. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of

   54

1986, as amended (the "Code").

     To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and any net tax-exempt interest income each taxable year.

     As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     DISTRIBUTIONS. Dividends paid out of a Fund's investment company taxable income generally will be taxable to a U.S. Shareholder as ordinary income. A portion of each Fund's income may consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by a Fund may be eligible for the corporate dividends-received deduction. Properly designated distributions of net capital gains, if any, generally are taxable to Shareholders as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional Shares, rather than cash,

   55

generally will have a cost basis in each such Share equal to the net asset value of a Share of the particular Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

     Distributions by a Fund reduce the net asset value of the Fund's shares. Should a taxable distribution reduce the net asset value below a Shareholder's cost basis, the distribution nevertheless would be taxable to the Shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

     DISCOUNT SECURITIES. Investments by a Fund in securities that are issued at a discount will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

     Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired after April 30, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

     OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option is added to the basis of the purchased security.

     Certain options in which a Fund may invest are "section 1256 contracts". Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund

   56

at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

     Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to Shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to Shareholders, and which will be taxed to them as ordinary income or capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

     Unless certain constructive sales rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which a Fund held the security used to close the short sale. In addition, a Fund's holding period of any security, which is substantially identical to that which is sold short, may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by a Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize

   57

gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

     The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options and other hedging transactions.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Each Fund may invest in shares of foreign corporations (including through ADRs) which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market a Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

     SALE OF SHARES. Upon the sale or other disposition of Fund Shares, or upon receipt of a distribution in complete liquidation of a Fund, a Shareholder generally will realize a taxable capital gain or loss which may be eligible for reduced capital gains tax rates, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be

   58

disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Fund Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares.

     In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where (1) the Shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the Shareholder subsequently acquires Shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of Shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the Shares exchanged all or a portion of the sales charge incurred in acquiring those Shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired Shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

     FOREIGN WITHHOLDING TAXES. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all reportable payments, including dividends, capital gain distributions and redemptions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

     FOREIGN SHAREHOLDERS. The tax consequences to a foreign Shareholder of an investment in a Fund may be different from those described herein. Foreign Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

     OTHER TAXATION. The Group is organized as a Massachusetts business trust and, under current law, neither the Group nor any fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each fund continues to qualify as a regulated investment company under Subchapter M of the Code.

     Fund Shareholders may be subject to state and local taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

   59

Yields and Total Returns
------------------------

     YIELD CALCULATIONS. As summarized in the Prospectus of the Funds under the heading "PERFORMANCE INFORMATION", yields on Fund Shares will be computed by dividing the net investment income per share (as described below) earned by a Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                       a - b
                          Yield = 2 [(------- + 1)exp(6)  - 1]
                                        cd

Where:           a        =       dividends and interest earned during the
                                  period.

                 b        =       expenses accrued for the period (net of
                                  reimbursements).

                 c        =       the average daily number of Shares outstanding
                                  during the period that were entitled to
                                  receive dividends.

                 d        =       maximum offering price per Share on the last
                                  day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

     Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

   60

     During any given 30-day period, the Adviser, the Sub-Adviser, Administrator or Distributor may voluntarily waive all or a portion of their fees with respect to a Fund. Such waiver would cause the yield of that Fund to be higher than it would otherwise be in the absence of such a waiver.


     TOTAL RETURN CALCULATIONS. As summarized in the Prospectus of the Funds under the heading "PERFORMANCE INFORMATION", average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares immediately rather than paid to the investor in cash. A Fund computes the average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         Average Annual                      ERV
           Total Return           =       [(------)exp (1/n) - 1]
                                              P

Where:           ERV              =        ending redeemable value at the end
                                           of the period covered by the
                                           computation of a hypothetical $1,000
                                           payment made at the beginning of the
                                           period.

                   P              =        hypothetical initial payment of
                                           $1,000.

                   n              =        period covered by the computation,
                                           expressed in terms of years.

     A Fund computes its aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

         Aggregate Total                      ERV
            Return                =        [(------] - 1]
                                               P

                 ERV              =        ending redeemable value at the end
                                           of the period covered by the
                                           computation of a hypothetical
                                           $1,000 payment made at the
                                           beginning of the period.
                 P                =        hypothetical initial payment of
                                           $1,000.

     The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the

   61

hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Performance Comparisons
-----------------------

     Investors may judge a Fund's performance by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices, such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds or Ibbotson Associates, Inc. Comparisons may also be made to indices or data published in IBC/Donaghue's MONEY FUND REPORT, a nationally-recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication, such as those mentioned above, may be included in advertisements and in reports to Shareholders. The Funds may also include in advertisements and reports to Shareholders information comparing the performance of the Adviser or the Sub-Adviser to other investment advisers; such comparisons may be published by or included in Nelsons Directory of Investment Managers, Roger's, Casey/PIPER Manager Database, CDA/Cadence, or Chase Global Data and Research.

     Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not be directly comparable to bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of the quality, composition and maturity of a Fund's portfolio, as well as expenses allocated to a Fund. Fees imposed upon customer accounts by third parties for cash management services will reduce a Fund's effective yield to customers.

     From time to time, the Funds may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of a Fund.


Miscellaneous
-------------

     The Funds may include information in their Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for the Funds or (4) describes investment management strategies for the Funds. Such information is provided to inform Shareholders of the activities of the Funds for the most recent fiscal year or half-year and to provide the views of the Adviser, the Sub-Adviser, and/or Group officers regarding expected trends and strategies.

    The Financial Statements of the Willamette Value fund appearing in the Semi-Annual (unaudited) report to Shareholders for the period ended September 30, 1998, are incorporated herein by reference.

   62

     Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 10% of the outstanding Shares of the Group entitled to vote may cause the Trustees to call a special meeting, including for the purpose of considering the removal of one or more Trustees. Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Group's outstanding shares. The Declaration of Trust provides that the Trustees will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a Shareholder request to hold a special meeting is made.

     The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of any prescribed fee.

     The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                                    APPENDIX


     The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") and Duff & Phelps, Inc. ("D&F"). Set forth below is a description of the relevant ratings of each such NRSRO. The description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the three highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be

   63

                 as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Description of the three highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Description of the three highest long-term debt ratings by D&P;

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+ High credit quality Protection factors are strong. AA Risk is modest but may vary slightly from time to time AA- because of economic conditions.

         A+      Protection factors are average but adequate.  However,
         A       risk factors are more variable and greater in periods of
         A-      economic stress.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit) Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                 - Leading market positions in well-established industries.

   64

                 -       High rates of return on Fund employed.
                 - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                 - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                 -       Well-established access to a range of
                         financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayments of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     D&P's description of the short-term debt ratings (D&P incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category);

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1 High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                                     PART C
                                     ------

                                OTHER INFORMATION
                                -----------------

Item 24.         Financial Statements and Exhibits
--------         ---------------------------------

                 (a)      Financial Statements
                          --------------------

                          1. Reference N-30D filed on May 24, 1999

                 (b)      Exhibits
                          --------

                          (1)     Declaration of Trust(1)

                          (2)     (a)      By-Laws(1)

                                  (b) Form of Establishment and Designation of Series of Shares(3)

                          (3)     Not Applicable

                          (4) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit 1 hereto, define rights of holders of Shares.


                          (5)     (a)     Investment Advisory Agreement between
                                          Registrant and Willamette Asset
                                          Managers, Inc.(2)

                                  (b) Investment Advisory Agreement between Registrant and Willamette Asset Managers, Inc.(3)

                                  (c)     Sub-Advisory Agreement between
                                          Willamette Asset Managers and
                                          Bank of New York.(3)


                          (6) Distribution Agreement between Registrant and BISYS Fund Services, Limited Partnership(2)

                          (7)     Not Applicable

                          (8) Custodian Agreement between Registrant and Union Bank of California.(1)

                          (9)     (a)      Administration Agreement between the
                                           Registrant and BISYS Fund Services,
                                           Limited Partnership.(2)

                                  (b)      Fund Accounting Agreement between
                                           the Registrant and BISYS Fund
                                           Services Ohio, Inc.(2)

                                  (c)      Transfer Agency Agreement between
                                           the Registrant and BISYS Fund
                                           Services, Inc.(2)

                          (10)    Opinion and Consent of Counsel(2)

                          (11)    Not Applicable

                          (12)    Not Applicable

                          (13)    Not Applicable

                          (14)    Not Applicable

                          (15)    Amended Service and Distribution Plan(3)

                          (16)    Not Applicable


                          (17) The Financial Data Schedule regarding the Willamette Value Funds Annual report dated March 31, 1999.


                          (18)    Not Applicable

------------------
1. Filed with initial Registration Statement on January 8, 1992.

2. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement (File No. 33-44964) filed electronically with the Securities and Exchange Commission on March 13, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement (File No. 33-44964) filed electronically with the Securities and Exchange Commission on December 17, 1998.

Item 25.         Persons Controlled by or Under Common Control with Registrant
--------         -------------------------------------------------------------

                 Not applicable.

Item 26.         Number of Record Holders
--------         ------------------------

                 Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 24th day of May, 1999.



                                           THE COVENTRY GROUP


                                           By:  WALTER B. GRIMM
                                                -----------------------------
                                                Walter B. Grimm, President***


 By: Jeffrey L. Steele
     --------------------------------------
     Jeffrey L. Steele, as attorney-in-fact


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                           Title                          Date
---------                           -----                          ----


WALTER B. GRIMM                Chairman, President             May 24, 1999
---------------------          and Trustee
Walter B. Grimm***             (Principal Executive
                               Officer)

JOHN H. FERRING IV             Trustee                         May 24, 1999
---------------------
John H. Ferring IV**

MAURICE G. STARK               Trustee                         May 24, 1999
---------------------
Maurice G. Stark*

MICHAEL M. VAN BUSKIRK         Trustee                         May 24, 1999
----------------------
Michael M. Van Buskirk*



PAUL KANE                      Treasurer
---------------------          (Principal
Paul Kane                      Financial and
                               Accounting Officer)

By:  Jeffrey L. Steele
    ---------------------------

Jeffrey L. Steele, as attorney-in-fact
--------------------------------------

* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.
** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.
***      Pursuant to power of attorney filed with Post-Effective
         Amendment No. 26 on May 1, 1996.